Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of recognized identified assets acquired and liabilities assumed
A summary of the cumulative consideration paid and the preliminary allocation of the purchase price paid for all of our 2022 acquisitions through March 31, 2022 is as follows:

THREE MONTHS ENDED MARCH 31, 2022
Cash Paid (gross of cash acquired)(1)	$748,846
Deferred Purchase Obligation and Other(2)	276,300
Total Consideration	1,025,146
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Cash	30,720
Accounts Receivable, Prepaid Expenses and Other Assets	71,892
Property, Plant and Equipment	7,600
Customer and Supplier Relationship Intangible Assets(3)	488,080
Other Intangible Assets(3)	47,300
Operating Lease Right-of-Use Assets	30,395
Accounts Payable, Accrued Expenses and Other Liabilities	(60,014)
Operating Lease Liabilities	(30,395)
Deferred Income Taxes	(141,560)
Total Fair Value of Identifiable Net Assets Acquired	444,018
Goodwill Initially Recorded(4)	$581,128
(1)Cash paid for acquisitions, net of cash acquired in our Condensed Consolidated Statement of Cash Flows includes contingent and other payments received of $219 for the three months ended March 31, 2022 related to acquisitions made in the years prior to 2022.
(2)At March 31, 2022, we included approximately $275,100 in Other long-term liabilities related to the fair value estimate of the Deferred Purchase Obligation for the Remaining Interests. Deferred Purchase Obligation and Other also includes approximately $1,200 of purchase price associated with the acquisition of a records and information management business completed in 2022.
(3)The preliminary weighted average life of the intangible assets associated with the ITRenew Transaction is approximately 11 years.
(4)Goodwill is primarily attributable to the assembled workforce, expanded market opportunities and costs and other operating synergies anticipated upon the integration of the operations of us and the acquired businesses.

A summary of the cumulative consideration paid and the allocation of the purchase price paid for all of our acquisitions (including asset acquisitions) in each respective year is as follows:

	2021	2020	2019
Cash Paid (gross of cash acquired)(1)	$224,192	$124,614	$53,230
Fair Value of Noncontrolling Interests	3,878	—	—
Purchase Price Holdbacks and Other	2,534	—	4,135
Fair Value of Investments Applied to Acquisitions	—	27,276	—
Total Consideration	230,604	151,890	57,365
Fair Value of Identifiable Assets Acquired:
Cash	20,194	6,545	2,260
Accounts Receivable, Prepaid Expenses and Other Assets	26,911	16,559	3,102
Property, Plant and Equipment	150,095	52,021	5,396
Customer Relationship Intangible Assets(2)	35,181	79,065	22,071
Operating Lease Right-of-Use Assets	40,848	100,040	16,956
Data Center In-Place Leases(3)	4,994	—	—
Data Center Tenant Relationships(4)	4,682	—	—
Debt Assumed	(9,026)	(27,363)	—
Accounts Payable, Accrued Expenses and Other Liabilities	(22,733)	(19,564)	(3,233)
Operating Lease Liabilities	(40,848)	(100,040)	(16,956)
Deferred Income Taxes	(7,221)	(9,631)	(1,813)
Data Center Below-Market Leases(5)	(20)	—	—
Total Fair Value of Identifiable Net Assets Acquired	203,057	97,632	27,783
Goodwill Initially Recorded	$27,547	$54,258	$29,582
(1)Cash paid for acquisitions, net of cash acquired in our Consolidated Statement of Cash Flows includes contingent and other payments of $0, $512 and $7,267 for the years ended December 31, 2021, 2020 and 2019, respectively, related to acquisitions made in the years prior to 2021, 2020 and 2019, respectively.
(2)The weighted average lives of Customer Relationship Intangible Assets associated with acquisitions in 2021, 2020 and 2019 was 11 years, 14 years and 16 years, respectively.
(3)The weighted average lives of Data Center In-Place Leases associated with acquisitions in 2021 was five years.
(4)The weighted average lives of Data Center Tenant Relationships associated with acquisitions in 2021 was five years.
(5)The weighted average lives of Data Center Below-Market Leases associated with acquisitions in 2021 was four years.